Financial Instruments carried at Fair Value (Tables)	12 Months Ended
Dec. 31, 2019
Financial Instruments carried at Fair Value [Abstract]
Carrying Value of The Financial Instruments held at Fair Value [text block table]

Carrying value of the financial instruments held at fair value[1]

	Dec 31, 2019			Dec 31, 2018
in € m.	Quoted prices in active market (Level 1)	Valuation technique observable parameters (Level 2)	Valuation technique unobservable parameters (Level 3)	Quoted prices in active market (Level 1)	Valuation technique observable parameters (Level 2)	Valuation technique unobservable parameters (Level 3)
Financial assets held at fair value:
Trading assets	44,595	56,713	9,567	75,415	67,560	9,763
Trading securities	44,427	50,128	3,430	75,210	61,424	4,086
Other trading assets	168	6,584	6,137	205	6,136	5,676
Positive market values from derivative financial instruments	2,682	322,082	8,167	10,140	301,609	8,309
Non-trading financial assets mandatory at fair value through profit or loss	3,806	77,818	5,278	8,288	86,090	6,066
Financial assets designated at fair value through profit or loss	0	0	7	104	0	0
Financial assets at fair value through other comprehensive income	30,924	13,529	1,050	32,517	18,397	268
Other financial assets at fair value	2	7,366[2]	363	42	2,779[2]	207
Total financial assets held at fair value	82,009	477,507	24,431	126,505	476,435	24,614

Financial liabilities held at fair value:
Trading liabilities	23,873	13,152	41	42,548	17,361	15
Trading securities	23,862	12,828	2	42,547	17,082	0
Other trading liabilities	11	324	38	1	279	15
Negative market values from derivative financial instruments	2,841	307,013	6,652	9,638	285,561	6,289
Financial liabilities designated at fair value through profit or loss	0	48,378	1,954	119	51,617	2,021
Investment contract liabilities	0	544	0	0	512	0
Other financial liabilities at fair value	527	4,609[2]	(34)[3]	201	2,658[2]	(611)[3]
Total financial liabilities held at fair value	27,241	373,697	8,612	52,505	357,709	7,714

[1]Amounts in this table are generally presented on a gross basis, in line with the Group’s accounting policy regarding offsetting of financial instruments, as described in Note 1 "Significant Accounting Policies and Critical Accounting Estimates".

[2]Predominantly relates to derivatives qualifying for hedge accounting.

[3]Relates to derivatives which are embedded in contracts where the host contract is held at amortized cost but for which the embedded derivative is separated. The separated embedded derivatives may have a positive or a negative fair value but have been presented in this table to be consistent with the classification of the host contract. The separated embedded derivatives are held at fair value on a recurring basis and have been split between the fair value hierarchy classifications.

Reconciliation of Financial Instruments Categorized in Level 3 [text block table]

Reconciliation of financial instruments classified in Level 3

	Dec 31, 2019
in € m.	Balance, beginning of year	Changes in the group of consoli- dated companies	Total gains/ losses[1]	Purchases	Sales	Issu- ances[2]	Settle- ments[3]	Transfers into Level 3[4]	Transfers out of Level 3[4]	Balance, end of year
Financial assets held at fair value:
Trading securities	4,086	(0)	76	2,122	(2,242)	0	(408)	537	(742)	3,430
Positive market values from derivative financial instruments	8,309	0	1,547	0	0	0	(1,420)	1,571	(1,840)	8,167
Other trading assets	5,676	(75)	176	1,031	(2,493)	2,615	(1,186)	729	(337)	6,137
Non-trading financial assets mandatory at fair value through profit or loss	6,066	(12)	401	1,448	(473)	592	(1,822)	727	(1,649)	5,278
Financial assets designated at fair value through profit or loss	0	0	2	0	0	8	(16)	12	0	7
Financial assets at fair value through other comprehensive income	268	0	2[5]	536	(35)	0	(19)	300	(2)	1,050
Other financial assets at fair value	207	0	0	0	0	0	(6)	176	(14)	363
Total financial assets held at fair value	24,614	(86)	2,204[6,7]	5,136	(5,243)	3,215	(4,877)	4,052	(4,584)	24,431
Financial liabilities held at fair value:
Trading securities	0	0	2	0	0	0	0	0	0	2
Negative market values from derivative financial instruments	6,289	0	1,337	0	0	0	(1,175)	1,904	(1,702)	6,652
Other trading liabilities	15	0	(8)	0	0	0	(4)	34	0	38
Financial liabilities designated at fair value through profit or loss	2,021	(77)	290	0	0	385	(489)	681	(856)	1,954
Other financial liabilities at fair value	(611)	0	304	0	0	0	100	56	117	(34)
Total financial liabilities held at fair value	7,714	(77)	1,925[6,7]	0	0	385	(1,568)	2,674	(2,441)	8,612

[1]Total gains and losses predominantly relate to net gains (losses) on financial assets/liabilities at fair value through profit or loss reported in the consolidated statement of income. The balance also includes net gains (losses) on financial assets available for sale reported in the consolidated statement of income and unrealized net gains (losses) on financial assets available for sale and exchange rate changes reported in other comprehensive income, net of tax. Further, certain instruments are hedged with instruments in Level 1 or Level 2 but the table above does not include the gains and losses on these hedging instruments. Additionally, both observable and unobservable parameters may be used to determine the fair value of an instrument classified within Level 3 of the fair value hierarchy; the gains and losses presented below are attributable to movements in both the observable and unobservable parameters.

[2]Issuances relate to the cash amount received on the issuance of a liability and the cash amount paid on the primary issuance of a loan to a borrower.

[3]Settlements represent cash flows to settle the asset or liability. For debt and loan instruments this includes principal on maturity, principal amortizations and principal repayments. For derivatives all cash flows are presented in settlements.

[4]Transfers in and transfers out of Level 3 are related to changes in observability of input parameters. During the year they are recorded at their fair value at the beginning of year. For instruments transferred into Level 3 the table shows the gains and losses and cash flows on the instruments as if they had been transferred at the beginning of the year. Similarly for instruments transferred out of Level 3 the table does not show any gains or losses or cash flows on the instruments during the year since the table is presented as if they have been transferred out at the beginning of the year.

[5]Total gains and losses on financial assets at fair value through other comprehensive income include a loss of € 3 million recognized in other comprehensive income, net of tax.

[6]This amount includes the effect of exchange rate changes. For total financial assets held at fair value this effect is a gain of € 157 million and for total financial liabilities held at fair value this is a loss of € 25 million. The effect of exchange rate changes is reported in other comprehensive income, net of tax.

[7]For assets positive balances represent gains, negative balances represent losses. For liabilities positive balances represent losses, negative balances represent gains.

	Dec 31, 2018
in € m.	Balance, beginning of year	Changes in the group of consoli- dated companies	Total gains/ losses[1]	Purchases	Sales	Issu- ances[2]	Settle- ments[3]	Transfers into Level 3[4]	Transfers out of Level 3[4]	Balance, end of year
Financial assets held at fair value:
Trading securities	4,148	6	105	2,146	(1,908)	0	(481)	897	(826)	4,086
Positive market values from derivative financial instruments	7,340	0	718	0	0	0	(137)	1,940	(1,551)	8,309
Other trading assets	4,426	0	233	981	(2,027)	3,055	(1,241)	506	(257)	5,676
Non-trading financial assets mandatory at fair value through profit or loss	4,573	3	426	3,627	(567)	1,013	(3,128)	411	(292)	6,066
Financial assets designated at fair value through profit or loss	91	0	4	0	0	0	(22)	0	(72)	0
Financial assets at fair value through other comprehensive income	231	3	(4)[5]	260	(162)	0	(6)	2	(55)	268
Other financial assets at fair value	47	0	0	0	0	0	0	207	(47)	207
Total financial assets held at fair value	20,855	12	1,481[6,7]	7,014	(4,664)	4,068	(5,015)	3,963	(3,100)	24,614
Financial liabilities held at fair value:
Trading securities	2	(0)	(1)	0	0	0	(0)	0	(1)	0
Negative market values from derivative financial instruments	5,992	0	531	0	0	0	(522)	1,319	(1,031)	6,289
Other trading liabilities	0	0	(1)	0	0	0	16	0	0	15
Financial liabilities designated at fair value through profit or loss	1,444	0	(121)	0	0	692	(270)	408	(134)	2,021
Other financial liabilities at fair value	(298)	0	(299)	0	0	0	38	(29)	(23)	(611)
Total financial liabilities held at fair value	7,139	0	110[6,7]	0	0	692	(738)	1,699	(1,189)	7,714

[1]Total gains and losses predominantly relate to net gains (losses) on financial assets/liabilities at fair value through profit or loss reported in the consolidated statement of income. The balance also includes net gains (losses) on financial assets available for sale reported in the consolidated statement of income and unrealized net gains (losses) on financial assets available for sale and exchange rate changes reported in other comprehensive income, net of tax. Further, certain instruments are hedged with instruments in Level 1 or Level 2 but the table above does not include the gains and losses on these hedging instruments. Additionally, both observable and unobservable parameters may be used to determine the fair value of an instrument classified within Level 3 of the fair value hierarchy; the gains and losses presented below are attributable to movements in both the observable and unobservable parameters.

[2]Issuances relate to the cash amount received on the issuance of a liability and the cash amount paid on the primary issuance of a loan to a borrower.

[3]Settlements represent cash flows to settle the asset or liability. For debt and loan instruments this includes principal on maturity, principal amortizations and principal repayments. For derivatives all cash flows are presented in settlements.

[4]Transfers in and transfers out of Level 3 are related to changes in observability of input parameters. During the year they are recorded at their fair value at the beginning of year. For instruments transferred into Level 3 the table shows the gains and losses and cash flows on the instruments as if they had been transferred at the beginning of the year. Similarly for instruments transferred out of Level 3 the table does not show any gains or losses or cash flows on the instruments during the year since the table is presented as if they have been transferred out at the beginning of the year.

[5]Total gains and losses on financial assets at fair value through other comprehensive income include a loss of € 8 million recognized in other comprehensive income, net of tax, and a loss of € 4 million recognized in the income statement presented in net gains (losses).

[6]This amount includes the effect of exchange rate changes. For total financial assets held at fair value this effect is a gain of € 136 million and for total financial liabilities held at fair value this is a loss of € 33 million. The effect of exchange rate changes is reported in other comprehensive income, net of tax.

[7]For assets positive balances represent gains, negative balances represent losses. For liabilities positive balances represent losses, negative balances represent gains.

Sensitivity Analysis by Type of Instrument [text block table]

Breakdown of the sensitivity analysis by type of instrument[1]

	Dec 31, 2019		Dec 31, 2018
in € m.	Positive fair value movement from using reasonable possible alternatives	Negative fair value movement from using reasonable possible alternatives	Positive fair value movement from using reasonable possible alternatives	Negative fair value movement from using reasonable possible alternatives
Securities:
Debt securities	256	108	179	118
Commercial mortgage-backed securities	4	1	5	4
Mortgage and other asset-backed securities	37	20	38	37
Corporate, sovereign and other debt securities	215	86	136	77
Equity securities	62	85	84	67
Derivatives:
Credit	189	123	151	116
Equity	168	128	257	207
Interest related	312	303	346	206
Foreign Exchange	44	39	49	26
Other	116	101	106	89
Loans:
Loans	525	264	475	219
Other	0	0	0	0
Total	1,673	1,151	1,647	1,046

[1]Where the exposure to an unobservable parameter is offset across different instruments then only the net impact is disclosed in the table.

Quantitative Information about Fair Value (Level 3) [text block table]

Financial instruments classified in Level 3 and quantitative information about unobservable inputs

	Dec 31, 2019
	Fair value
in € m. (unless stated otherwise)	Assets	Liabilities	Valuation technique(s)¹	Significant unobservable input(s) (Level 3)	Range
Financial instruments held at fair value - Non-Derivative financial instruments held at fair value:
Mortgage and other asset backed securities held for trading:
Commercial mortgage-backed securities	33	0	Price based	Price	0%	3623%
			Discounted cash flow	Credit spread (bps)	102	1,899
Mortgage- and other asset-backed securities	225	0	Price based	Price	0%	101%
			Discounted cash flow	Credit spread (bps)	54	2,460
				Recovery rate	25%	75%
				Constant default rate	1%	4%
				Constant prepayment rate	3%	24%
Total mortgage- and other asset-backed securities	258	0
Debt securities and other debt obligations	4,698	1,679	Price based	Price	0%	203%
Held for trading	3,090	2	Discounted cash flow	Credit spread (bps)	15	460
Corporate, sovereign and other debt securities	3,090
Non-trading financial assets mandatory at fair value through profit or loss	1,552
Designated at fair value through profit or loss	0	1,676
Financial assets at fair value through other comprehensive income	56
Equity securities	996	0	Market approach	Price per net asset value	0%	101%
Held for trading	82	0		Enterprise value/EBITDA (multiple)	5	17
Non-trading financial assets mandatory at fair value through profit or loss	914		Discounted cash flow	Weighted average cost capital	0%	20%
Loans	8,302	38	Price based	Price	0%	341%
Held for trading	6,110	38	Discounted cash flow	Credit spread (bps)	11	1,209
Non-trading financial assets mandatory at fair value through profit or loss	1,193			Constant default rate	0	0
Designated at fair value through profit or loss	6	0		Recovery rate	35%	90%
Financial assets at fair value through other comprehensive income	993
Loan commitments	0	1	Discounted cash flow	Credit spread (bps)	8	979
				Recovery rate	25%	95%
			Loan pricing model	Utilization	0%	84%
Other financial instruments	1,654[2]	278[3]	Discounted cash flow	IRR	7%	46%
				Repo rate (bps)	5	271
Total non-derivative financial instruments held at fair value	15,908	1,996

[1]Valuation technique(s) and subsequently the significant unobservable input(s) relate to the respective total position.

[2]Other financial assets include € 28 million of other trading assets and€ 1.6 billion of other non-trading financial assets mandatory at fair value.

[3]Other financial liabilities include € 186 million of securities sold under repurchase agreements designated at fair value and € 92 million of other financial liabilities designated at fair value.

Dec 31, 2019
Fair value
in € m. (unless stated otherwise)	Assets	Liabilities	Valuation technique(s)	Significant unobservable input(s) (Level 3)	Range
Financial instruments held at fair value:
Market values from derivative financial instruments:
Interest rate derivatives	4,941	3,387	Discounted cash flow	Swap rate (bps)	(69)	668
				Inflation swap rate	0%	3%
				Constant default rate	0%	13%
				Constant prepayment rate	2%	59%
			Option pricing model	Inflation volatility	0%	5%
				Interest rate volatility	0%	33%
				IR - IR correlation	(25) %	99%
				Hybrid correlation	(70) %	100%
Credit derivatives	618	822	Discounted cash flow	Credit spread (bps)	0	18,812
				Recovery rate	0%	75%
			Correlation pricing model	Credit correlation	33%	84%
Equity derivatives	834	1,132	Option pricing model	Stock volatility	4%	93%
				Index volatility	4%	69%
				Index - index correlation	1	1
				Stock - stock correlation	18%	93%
				Stock Forwards	0%	18%
				Index Forwards	0%	5%
FX derivatives	1,320	1,158	Option pricing model	Volatility	(12) %	27%
Other derivatives	810	117[1]	Discounted cash flow	Credit spread (bps)	-	-
			Option pricing model	Index volatility	7%	67%
				Commodity correlation	5%	86%
Total market values from derivative financial instruments	8,524	6,616

[1] Includes derivatives which are embedded in contracts where the host contract is held at amortized cost but for which the embedded derivative is separated.

	Dec 31, 2018
	Fair value
in € m. (unless stated otherwise)	Assets	Liabilities	Valuation technique(s)¹	Significant unobservable input(s) (Level 3)	Range
Financial instruments held at fair value - Non-Derivative financial instruments held at fair value:
Mortgage and other asset backed securities held for trading:
Commercial mortgage-backed securities	66	0	Price based	Price	0%	120%
			Discounted cash flow	Credit spread (bps)	97	1,444
Mortgage- and other asset-backed securities	745	0	Price based	Price	0%	102%
			Discounted cash flow	Credit spread (bps)	26	2,203
				Recovery rate	0%	90%
				Constant default rate	0%	16%
				Constant prepayment rate	0%	42%
Total mortgage- and other asset-backed securities	811	0
Debt securities and other debt obligations	3,876	1,764	Price based	Price	0%	148%
Held for trading	3,037	0	Discounted cash flow	Credit spread (bps)	5	582
Corporate, sovereign and other debt securities	3,037
Non-trading financial assets mandatory at fair value through profit or loss	726
Designated at fair value through profit or loss	0	1,764
Financial assets at fair value through other comprehensive income	114
Equity securities	1,244	0	Market approach	Price per net asset value	70%	100%
Held for trading	239	0		Enterprise value/EBITDA (multiple)	6	17
Non-trading financial assets mandatory at fair value through profit or loss	1,005		Discounted cash flow	Weighted average cost capital	7%	20%
Loans	7,167	15	Price based	Price	0%	341%
Held for trading	5,651	15	Discounted cash flow	Credit spread (bps)	40	930
Non-trading financial assets mandatory at fair value through profit or loss	1,362			Constant default rate	0	0
Designated at fair value through profit or loss	0	0		Recovery rate	35%	40%
Financial assets at fair value through other comprehensive income	154
Loan commitments	0	0	Discounted cash flow	Credit spread (bps)	30	2,864
				Recovery rate	25%	75%
			Loan pricing model	Utilization	0%	100%
Other financial instruments	2,999 [2]	257 [3]	Discounted cash flow	IRR	3%	46%
				Repo rate (bps)	65	387
Total non-derivative financial instruments held at fair value	16,097	2,037

[1]Valuation technique(s) and subsequently the significant unobservable input(s) relate to the respective total position.

[2]Other financial assets include € 26 million of other trading assets and € 3.0 billion other financial assets mandatory at fair value.

[3]Other financial liabilities include € 185 million of securities sold under repurchase agreements designated at fair value and € 72 million of other financial liabilities designated at fair value.

Dec 31, 2018
Fair value
in € m. (unless stated otherwise)	Assets	Liabilities	Valuation technique(s)	Significant unobservable input(s) (Level 3)	Range
Financial instruments held at fair value:
Market values from derivative financial instruments:
Interest rate derivatives	4,264	2,568	Discounted cash flow	Swap rate (bps)	(124)	2,316
				Inflation swap rate	1%	6%
				Constant default rate	0%	35%
				Constant prepayment rate	2%	43%
			Option pricing model	Inflation volatility	0%	5%
				Interest rate volatility	0%	31%
				IR - IR correlation	(30) %	90%
				Hybrid correlation	(59) %	75%
Credit derivatives	638	964	Discounted cash flow	Credit spread (bps)	0	1,541
				Recovery rate	0%	80%
			Correlation pricing model	Credit correlation	25%	85%
Equity derivatives	1,583	1,498	Option pricing model	Stock volatility	4%	96%
				Index volatility	11%	79%
				Index - index correlation	1	1
				Stock - stock correlation	2%	89%
				Stock Forwards	0%	63%
				Index Forwards	0%	5%
FX derivatives	1,034	1,005	Option pricing model	Volatility	(6) %	34%
Other derivatives	997	(357)[1]	Discounted cash flow	Credit spread (bps)	-	-
			Option pricing model	Index volatility	5%	92%
				Commodity correlation	0%	0%
Total market values from derivative financial instruments	8,516	5,677

[1]Includes derivatives which are embedded in contracts where the host contract is held at amortized cost but for which the embedded derivative is separated.

Unrealized Gains or Losses on Level 3 Instruments held or in Issue at the Reporting Date [text block table]
in € m.	Dec 31, 2019	Dec 31, 2018
Financial assets held at fair value:
Trading securities	60	46
Positive market values from derivative financial instruments	1,906	1,152
Other trading assets	35	136
Non-trading financial assets mandatory at fair value through profit or loss	387	354
Financial assets designated at fair value through profit or loss	2	0
Financial assets at fair value through other comprehensive income	0	2
Other financial assets at fair value	6	2
Total financial assets held at fair value	2,397	1,692
Financial liabilities held at fair value:
Trading securities	(2)	0
Negative market values from derivative financial instruments	(1,660)	(849)
Other trading liabilities	6	0
Financial liabilities designated at fair value through profit or loss	(259)	124
Other financial liabilities at fair value	(308)	294
Total financial liabilities held at fair value	(2,223)	(431)
Total	174	1,261

Recognitions of Trade Date Profit [text block table]
in € m.	2019	2018
Balance, beginning of year	531	596
New trades during the period	170	226
Amortization	(106)	(126)
Matured trades	(95)	(126)
Subsequent move to observability	(60)	(42)
Exchange rate changes	1	2
Balance, end of year	441	531